INITIAL PUBLIC OFFERING (Tables)	5 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
DT Cloud Star Acquisition Corp [Member]
SCHEDULED OF ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION

As of June 30, 2026, the ordinary shares reflected in the balance sheet are reconciled in the following table:

Gross proceeds from public shares	$69,000,000
Less:
Proceeds allocated to public rights	(6,900,000)
Allocation of offering costs related to ordinary shares	(1,958,237)
Redeem the redeemable ordinary shares held by Shareholder	(55,413,505)
Plus:
Accretion of carrying value to redemption value	8,858,237
Subsequent measurement of ordinary shares subject to possible redemption (Interest earned in Trust Account)	4,459,583
Subsequent measurement of ordinary shares subject to possible redemption (additional funding for business combination extension)	375,000
Ordinary shares subject to possible redemption (plus any interest earned in the Trust Account)	18,421,078

As of December 31, 2025, the ordinary shares reflected in the balance sheet are reconciled in the following table:

Gross proceeds from Public Shares	$69,000,000
Less:
Proceeds allocated to public rights	(6,900,000)
Allocation of offering costs related to ordinary shares	(1,958,237)
Redeem the redeemable ordinary shares held by Shareholder	(55,413,505)
Plus:
Accretion of carrying value to redemption value	8,858,237
Subsequent measurement of ordinary shares subject to possible redemption (interest earned in Trust Account)	4,139,971
Subsequent measurement of ordinary shares subject to possible redemption (additional funding for business combination extension)	150,000
Ordinary shares subject to possible redemption (plus any interest earned in the Trust Account)	17,876,466